Stock Options	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Stock Options
8. Stock Options

The following table summarizes the Company’s stock options:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Balance, December 31, 2019	5,690,000	$0.13
Granted	-	-
Exercised	-	-
Cancelled / forfeited	-	-
Balance, June 30, 2020	5,690,000	$0.13	$-

		Outstanding				Exercisable
Range of exercise prices		Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price		Number of shares	Weighted average exercise price

	$0.04	1,500,000	4.1		0.04	1,125,000		0.04
	$0.08	250,000	2.5		0.08	250,000		0.08
	$0.13	1,425,000	2.1		0.13	1,425,000		0.13
	$0.16	225,000	0.9		0.16	225,000		0.16
	$0.19	2,270,000	0.5		0.19	2,270,000		0.19
Cdn$	0.25	20,000	0.5	Cdn$	0.25	20,000	Cdn$	0.25
		5,690,000	2.4		$0.13	5,315,000		$0.14

During the six months ended June 30, 2020, the Company did not issued any options to employees. During the six months ended June 30, 2020 and 2019, the Company recorded $15,000 and $15,000, respectively, of stock-based compensation expense related to stock option grants. As of June 30, 2020, the Company had no unrecognized compensation expense.

The Company established a stock option plan for directors, officers, employees and consultants of the Company (the “Plan”). The purpose of the Plan is to give to directors, officers, employees and consultants of the Company, as additional compensation, the opportunity to participate in the profitability of the Company by granting to such individuals options, exercisable over periods of up to ten (10) years as determined by the board of directors of the Company, to buy shares of the Company at a price equal to the Market Price (as defined) prevailing on the date the option is granted. As of December 31, 2019, there were 2,325,000 shares available under the Plan.

The following table summarizes the activity of the Company’s stock options:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Balance, January 1, 2018	5,175,000	$0.15
Granted	-	-
Cancelled / forfeited	(985,000)	0.09
Balance, December 31, 2018	4,190,000	$0.16
Granted	1,500,000	0.04
Exercised	-	-
Cancelled / forfeited	-	-
Balance, December 31, 2019	5,690,000	$0.13	$-

		Outstanding				Exercisable
Range of exercise prices		Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price		Number of shares	Weighted average exercise price

	$0.04	1,500,000	4.9		0.04	750,000		0.04
	$0.08	250,000	3.3		0.08	250,000		0.08
	$0.13	1,425,000	2.9		0.13	1,425,000		0.13
	$0.16	225,000	1.6		0.16	225,000		0.16
	$0.19	2,270,000	1.2		0.19	2,270,000		0.19
Cdn$	0.25	20,000	1.2	Cdn$	0.25	20,000	Cdn$	0.25
		5,690,000	2.4		$0.13	4,940,000		$0.14

2019

During the year ended December 31, 2019, the Company issued 1,500,000 options to employees with an estimated fair value per share of $0.04 using the Black-Scholes Option Pricing Model with the following inputs, volatility of 243%, risk-free rate of 2.2%, and an expected term of 5 years. The options vest 25% quarterly over 1 year. During the years ended December 31, 2019 and 2018, the Company recorded approximately $51,000 and $27,000, respectively, of stock-based compensation expense related to the vesting of stock option grants. As of December 31, 2019, the Company had unrecognized compensation expense of approximately $2,000 which will be recorded to operations over the next three months.

2018

No stock options were granted by the Company in 2018.